(25) EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
EQUITY
Schedule of shareholders interest

The shareholders’ interest in the Company’s equity at December 31, 2019 and 2018 is shown below:

	Number of shares
	December 31, 2019		December 31, 2018
Shareholders	Common shares	Interest %	Common shares	Interest %
State Grid Brazil Power Participações S.A.	730,435,698	63.39%	730,435,698	71.76%
ESC Energia S.A.	234,086,204	20.32%	234,086,204	23.00%
Members of the Executive Board	189	0.00%	189	0.00%
Other shareholders	187,732,349	16.29%	53,392,655	5.25%
Total	1,152,254,440	100.00%	1,017,914,746	100.00%

Schedule of profit allocation

The proposed allocation of profit for the year is shown below:

2019
Profit for the year - Parent company	2,702,671
Realization of comprehensive income	25,672
Time-barred dividends	765
Profit base for allocation	2,729,108
Legal reserve	(135,134)
Statutory reserve - working capital	(518,795)
Mandatory dividend	(641,884)
Additional dividend	(1,433,295)

Schedule of changes in noncontrolling interests

25.9.1   Changes in noncontrolling interests

	CERAN	CPFL Renováveis		Paulista Lajeado	Total
As of December 31, 2016	263,719	2,060,963		77,966	2,402,648
Equity interests and voting capital	35.00%	48.40%		40.07%

Equity attributable to noncontrolling interests	37,949	13,720		11,623	63,292
Dividends	(92,832)	(16,619)		(8,769)	(118,220)
Capital increase (reduction)	(122,806)	15		-	(122,791)
Other movements	-	-		(113)	(113)
As of December 31, 2017	86,031	2,058,079		80,707	2,224,816
Equity interests and voting capital	35.00%	48.40%		40.07%

Equity attributable to noncontrolling interests	34,731	62,470		10,754	107,955
Dividends	(44,314)	(13,511)		(10,860)	(68,685)
Other movements	-	5,656		(108)	5,548
As of December 31, 2018	76,448	2,112,693		80,493	2,269,634
Equity interests and voting capital	35.00%	48.44%		40.07%

Equity attributable to noncontrolling interests	36,914	950		7,762	45,625
Gain in equity without change in control	-	75,298		-	75,298
Acquisition of non-controlling interests	-	(2,072,635)	(1)	-	(2,072,635)
Dividends	(9,228)	(11,895)		(7,986)	(29,109)
Other movements	-	122		(77)	45
As of December 31, 2019	104,134	104,532		80,191	288,857
Equity interests and voting capital	35.00%	0.06%		40.07%

(1) Refers to acquisition of 46.76% interest in subsidiary CPFL Renováveis by the Company from the controlling shareholder State Grid.

Schedule of financial information of subsidiaries which have noncontrolling interests

The summarized financial information on subsidiaries in which there is noncontrolling interests at December 31, 2019 and 2018, and for income statement for the years ended December 31, 2019, 2018 and 2017 are as follows:

	December 31, 2019
	CERAN	CPFL Renováveis	Paulista Lajeado
Current assets	78,836	1,312,372	19,734
Cash and cash equivalents	33,140	412,579	9,564
Noncurrent assets	751,546	10,496,351	141,185

Current liabilities	215,198	1,545,741	35,374
Borrowings and debentures	106,128	617,030	-
Other financial liabilities	13,256	430,257	250
Noncurrent liabilities	317,660	5,616,562	782
Borrowings and debentures	211,051	4,387,676	-
Other financial liabilities	91,181	-	-
Equity	297,523	4,646,421	124,763
Attributable to owners of the Company	297,523	4,544,434	124,763
Attributable to noncontrolling interests	-	101,987	-

	2019
Net operating revenue	339,041	1,928,011	42,206
Operational costs and expenses	(102,685)	(724,479)	(25,224)
Depreciation and amortization	(43,033)	(645,722)	(4)
Interest income	4,821	73,216	679
Interest expense	(39,623)	(420,775)	-
Income tax expense	(52,197)	(47,152)	(2,814)
Profit (loss) for the year	105,468	107,024	19,370
Attributable to owners of the Company	105,468	96,628	19,370
Attributable to noncontrolling interests	-	10,396	-

	December 31, 2018
	CERAN	CPFL Renováveis	Paulista Lajeado
Current assets	80,367	1,330,819	15,499
Cash and cash equivalents	32,729	876,571	5,687
Noncurrent assets	799,390	10,845,036	144,863

Current liabilities	246,482	1,396,120	33,883
Borrowings and debentures	106,556	819,993	-
Other financial liabilities	13,406	7,670	282
Noncurrent liabilities	414,852	6,528,563	1,033
Borrowings and debentures	316,581	4,738,841	-
Other financial liabilities	89,965	-	-
Equity	218,423	4,251,172	125,446
Attributable to owners of the Company	218,423	4,147,795	125,446
Attributable to noncontrolling interests	-	103,377	-

	2018
Net operating revenue	333,289	1,936,319	52,510
Operational costs and expenses	(95,321)	(727,557)	(26,114)
Depreciation and amortization	(41,378)	(623,106)	(4)
Interest income	6,191	93,076	691
Interest expense	(53,629)	(517,403)	(614)
Income tax expense	(48,239)	37,276	(3,145)
Profit (loss) for the year	99,230	118,805	26,838
Attributable to owners of the Company	99,230	109,264	26,838
Attributable to noncontrolling interests	-	9,542	-

	2017
	CERAN	CPFL Renováveis	Paulista Lajeado
Net operating revenue	321,743	1,959,084	38,278
Operational costs and expenses	(103,671)	(737,472)	(10,566)
Depreciation and amortization	(45,212)	(617,017)	(4)
Interest income	30,489	126,041	2,089
Interest expense	2,029	(648,571)	(4,050)
Income tax expense	(40,202)	(74,125)	(2,911)
Profit (loss) for the year	108,427	19,645	29,006
Attributable to owners of the Company	108,427	11,484	29,006
Attributable to noncontrolling interests	-	8,162	-